Share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-based payments [Abstract]
Reconciliation of Outstanding Share Options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2023	30 June 2023	30 June 2022	30 June 2022

Outstanding as at 1 July	9,010,547	US$41.67	4,143,415	US$3.03
Granted during the year	-	-	5,126,484	US$71.19
Forfeited during the year	(103,708)	US$20.03	(259,352)	US$8.01
Exercised during the year	-	-	-	US$0.00

Outstanding at the end of the financial year	8,906,839	US$41.93	9,010,547	US$41.67

Exercisable at the end of the financial year	3,485,302	US$2.97	3,351,327	US$3.04

Reconciliation of Outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

Number of RSUs
30 June 2023

Outstanding as at 1 July	-
Granted during the year	3,740,366
Forfeited during the year	(112,499)
Exercised during the year	(4,000)

Outstanding at the end of the financial year	3,623,867

Exercisable at the end of the financial year	-

Measurement of Fair Value Arrangements Granted
The following table lists the inputs used in measuring the fair value of arrangements granted during the years ended 30 June 2023 and 30 June 2022:

Grant date	Dividend yield	Expected volatility	Risk-free interest rate	Expected life (weighted average)	Grant date share price	Exercise price (weighted average)	Fair value (weighted average)	Number of options/RSUs granted
	%	%	%	years	US$	US$	US$

NED Options Plan
28 July 2021	-	90%	0.15%	6.58	34.73	8.76	30.80	161,707
21 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	14,266

Employee Option Plan
28 July 2021	-	90%	0.15%	7.00	34.73	8.76	31.05	89,541
20 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	53,223
17 June 2022	-	122%	0.85%	7.00	3.74	36.45	2.71	7,750

$75 Exercise Price Options
14 September 2021	-	90%	1.28%	9.00	34.17	75.00	23.87	4,800,000

Long Term Incentive Plan
1 July 2022
Service RSUs	-	-	-	3.74	3.73	-	3.73	1,109,500
TSR RSUs (3.25 years)	-	120%	3.00%	3.25	3.73	-	3.22	138,189
TSR RSUs (4.25 years)	-	120%	3.25%	4.25	3.73	-	3.38	138,189
Share Price Target RSU	-	120%	3.60%	15.00	3.73	-	1.72	611,260

22 December 2022
Service RSUs	-	-	-	1.00	1.13	-	1.13	104,559

11 January 2023
Service RSUs	-	-	-	3.75	1.53	-	1.53	169,870
TSR RSUs	-	120%	3.25%	3.75	1.53	-	1.32	42,467

19 June 2023
Service RSUs	-	-	-	2.00	3.42	-	3.42	1,426,332